Financial assets and liabilities - Line of credit (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets and liabilities
Total available credit lines	$ 9,949,640	$ 9,256,978
Available credit lines related to letters of credit	2,982,110	2,405,640
Available credit lines related to financial debt	6,967,530	6,851,338
Undrawn credit of financial debt		1,500,726
Undrawn credit of letters of credit	$ 476,689	$ 214,012